Retirement Plans - Weighted Average Assumptions Used to Determine Benefit Obligations (Details)	Dec. 31, 2014	Dec. 31, 2013
Summary of weighted average assumptions used to determine benefit obligations
Discount rate	3.70%	4.60%
Inflation	2.90%	3.30%